TRADE PAYABLES	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
TRADE PAYABLES
18.	TRADE PAYABLES

	2019	2018
ANATEL (*)	7,572,101	7,147,137
Services	3,423,011	3,397,413
Infrastructure, network and plant maintenance materials	2,607,888	2,861,712
Rental of polls and rights-of-way	118,966	191,723
Other	289,508	647,856
Adjustment to present value (**)	(5,124,107)	(5,426,971)
Total	8,887,367	8,818,870
Current	5,593,940	5,225,862
Non-current	3,293,427	3,593,008
Trade payables subject to the Judicial Reorganization	4,093,058	3,794,610
Trade payables not subject to the Judicial Reorganization	4,794,309	5,024,260
Total	8,887,367	8,818,870

(*)	Refers for prepetition claims of the Management Regulatory Agency of the Federal Attorney General’s Office (AGU) to be settle pursuant to the JRP (see Note 24).
(**)
The calculation takes into consideration the contractual flows provided for in the JRP, discounted using rate from 16.4% per year to 17,2% per year, considering the maturities of each liabilities (ANATEL and other trade payables).